CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING	12 Months Ended
Dec. 31, 2023
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING [Abstract]
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING
5	CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

a)	We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2023	2022
	S/(000)	S/(000)

Cash collateral on repurchase agreements and security lendings (i)	607,639	649,769
Reverse repurchase agreement and security Borrowings (ii)	719,722	452,087
Receivables for short sales	83,286	–
Total	1,410,647	1,101,856

(i)
As of December 31, 2023, the balance mainly comprises cash guarantees in U.S. Dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, in Bolivians and U.S. Dollar for the equivalent of S/590.7 million (S/424.8 million, as of December 31, 2022). As of December 31, 2022, cash collateral for approximately US$52.5 million, equivalent to S/200.4 million to secure a borrowing in Soles of approximately S/185.0 million.

Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.

(ii)
Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2023						2022
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Instruments issued by the Colombian Government	Colombian peso	6.09	–	603,441	82,075	685,516	687,878	4.66	–	205,480	26,979	232,459	254,226
Other instruments	Several	0.96	6,722	25,585	1,899	34,206	34,223	1.69	42,616	128,232	48,780	219,628	218,859
			6,722	629,026	83,974	719,722	722,101		42,616	333,712	75,759	452,087	473,085

b)
Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2023						2022
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Debt instruments, cash and credit portfolio (c)			–	9,582	8,596,559	8,606,141	9,268,346		-	64,273	12,268,416	12,332,689	12,449,218
Instruments issued by the Colombian Government	Colombian pesos	6.22	–	1,410,328	–	1,410,328	1,408,486	6.12	–	539,731	–	539,731	536,398
Instruments issued by the Chilean Government	Chilean pesos	0.75	57,066	–	–	57,066	57,095	0.96	38,192	–	–	38,192	38,192
Other instruments		6.91	41,056	53,836	–	94,892	94,659	3.77	15,840	40,273	–	56,113	56,193
			98,122	1,473,746	8,596,559	10,168,427	10,828,586		54,032	644,277	12,268,416	12,966,725	13,080,001

c)
As of December 31, 2023, and 2022, the Group has repurchase agreements secured with: (i) cash, see note 4(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following:

		2023			2022
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP	Sol	January 2024 / September 2025	5,436,564	Investment and credit portfolio	January 2023 / September 2025	3,263,472	Investment and credit Portfolio
BCRP - Reactiva Perú (*)	Sol	May 2024 / December 2025	1,779,934	Loans guaranteed by National Government	May 2023 / December 2025	6,981,698	Loans guaranteed by National Government
Banco Central de Bolivia	Boliviano	December 2024 / March 2025	590,715	Cash	January 2023 / December 2023	424,822	Cash
Natixis S.A.	Sol	August 2028	270,000	Investments	August 2028	270,000	Investments
Citigroup Global Markets Limited (i)	U.S. Dollar	August 2026	166,905	Investments	August 2026	171,630	Investments
BCRP - Reactiva Perú Especial (*)	Sol	June 2024 / December 2025	133,309	Loans guaranteed by National Government	June 2023 / December 2025	793,734	Loans guaranteed by National Government
Natixis (ii)	U.S. Dollar	August 2026	92,725	Investments	August 2026	95,350	Investments
Banco de la República	Colombian peso	January 2024	9,569	Investments	January 2023	58,955	Investments
BCRP, note 5(a)(i)	Sol	-	-	-	March 2023	185,000	Cash with BCRP
Other minors	-	-	-	-	January 2023	5,099	Investments
Accrued interest			126,420			82,929
			8,606,141			12,332,689

(*)   Throug Repo Operations, BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.50 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 31, 2023, the total credits granted through the Reactiva Peru program are S/2,877.2 million (S/8,877.2 million, as of December 31, 2022), see Note 7(a).

As of December 31, 2023, said operations accrue interest at fixed and variable rates between 0.50 percent and 13 percent and SOFR 7.42 percent and 7.63 percent, (between 0.50 percent and 12.84 percent and between Libor 6M + 1.68 percent and Libor 6M + 1.90 percent, respectively, as of December 31, 2022).

In July 2023, cross currency swaps (CCS) that hedged certain repurchase agreements were canceled early, the details of which are as follows:

(i)
Cross currency swaps (CCS) which was designated as cash flow hedge of certain repurchase agreements in U.S. dollars at a variable rate for a nominal amount of US$45 million (US$45 million, equivalent to S/171.6 million, as of December 31, 2022). Through the cross currency swap (CCS), these repurchase agreements were economically converted into Soles at a fixed rate, see Note 12(c).

(ii)
Cross currency swap (CCS) which was designated as cash flow hedge of certain repurchase agreements in U.S. dollars at a variable rate for a nominal amount of US$25 million (US$25 million, equivalent to S/95.3 million, as of December 31, 2022). Through the cross currency swap (CCS), these repurchase agreements were economically converted into Soles at a fixed rate, see Note 12(c).